Securities Securities - Certain Corporate and Strategic Investments (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
First Data Corporation [Member]
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investment, Other than Temporary Impairment	$ 1,100,000,000
Equity Method Investments	3,400,000,000	4,700,000,000
Common Stock [Member] | China Construction Bank [Member]
Cost Method Investments [Abstract]
Gain (Loss) on Sale of Equity Investments	6,500,000,000		7,300,000,000
Investment Owned, Balance, Shares	2,000.0	25,600.0
Cost method investment ownership percentage	1.00%	10.00%
Cost Method Investment, Cost Basis	716,000,000	9,200,000,000
Cost Method Investments	716,000,000	19,700,000,000
Cost Method Investments, Fair Value Disclosure	1,400,000,000	20,800,000,000
Dividends	836,000,000	535,000,000
Preferred Stock [Member] | BlackRock, Inc. [Member]
Cost Method Investments [Abstract]
Gain (Loss) on Sale of Equity Investments	$ 377,000,000
Investment Owned, Balance, Shares	13.6
Cost method investment ownership percentage	7.00%